Equity - Share capital (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Net offering proceeds			$ 694,608
Bought Deal Offering
Disclosure of classes of share capital [line items]
Shares Transacted (in shares)	14,870,000	14,870,000	20,909,300
Average Share Price (usd per share)	$ 37.00	$ 37.00	$ 19.25
Gross offering proceeds	$ 550,190	$ 550,190	$ 402,504
Less: Underwriting expenses		(22,186)
Less: Other financing expenses		(713)
Net offering proceeds	$ 527,291	$ 527,291	$ 385,782
ATM Programs
Disclosure of classes of share capital [line items]
Shares Transacted (in shares)			24,648,248
Average Share Price (usd per share)			$ 12.85
Gross offering proceeds			$ 316,673
Net offering proceeds			$ 308,826